UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02715

Exact name of registrant as specified in charter:	Delaware Group State Tax-Free Income Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Pennsylvania Fund

May 31, 2009

	Principal
	Amount	Value
Municipal Bonds – 98.73%
Corporate Revenue Bonds – 9.00%
Allegheny County Industrial Development Authority Environmental Improvement Revenue Refunding
(USX 2nd Project) 5.50% 12/1/29	$13,000,000	$11,749,660
Beaver County Industrial Development Authority Pollution Control Revenue Refunding
(Atlantic Richfield Project) 5.95% 7/1/21	5,100,000	5,104,029
•(Firstenergy General Corp.) Series C 7.125% 6/1/28 (AMT)	2,500,000	2,564,525
Bucks County Industrial Development Authority Environmental Improvement Revenue Refunding
(USX Project) 5.40% 11/1/17	2,250,000	2,252,205
Carbon County Industrial Development Authority Resource Recovery Revenue Refunding
(Panther Creek Partners Project) 6.65% 5/1/10 (AMT)	2,070,000	2,079,833
Dauphin County Industrial Development Authority Water Revenue Refunding
(Dauphin Consolidated Water Supply Project) Series B 6.70% 6/1/17	1,750,000	1,914,605
Delaware County Industrial Development Authority Water Facilities Revenue
(Philadelphia Suburban Water Project) 6.00% 6/1/29 (NATL-RE) (FGIC) (AMT)	3,000,000	3,003,150
Indiana County Industrial Development Authority Pollution Control Revenue Refunding
(PSE&G Power Project) 5.85% 6/1/27 (AMT)	3,000,000	2,698,260
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	10,490,590
Pennsylvania Economic Development Financing Authority Water Facility Revenue
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	2,988,738
		44,845,595
Education Revenue Bonds – 16.13%
Allegheny County Higher Education Building Authority Revenue
(Carnegie Mellon University Project) 5.25% 3/1/32	1,900,000	1,911,932
(Chatham College Project)
Series A 5.85% 3/1/22	590,000	573,940
Series A 5.95% 3/1/32	1,000,000	923,870
Series B 5.75% 11/15/35	4,000,000	3,554,400
Delaware County Authority College Revenue Refunding (Eastern College Project) Series B
5.50% 10/1/19	4,175,000	3,774,785
5.50% 10/1/24	2,850,000	2,370,573
(Haverford College Project) 5.75% 11/15/29	1,875,000	1,938,244
Erie Higher Education Building Authority College Revenue Refunding
(Mercyhurst College Project) Series B 5.00% 3/15/23	750,000	666,015
Lehigh County General Purpose Authority Revenue
(Desales University Project) 5.125% 12/15/23 (RADIAN)	5,000,000	4,574,749
(Mulenberg College Project)
5.00% 2/1/29	740,000	742,768
5.25% 2/1/34	1,000,000	1,006,030
5.25% 2/1/39	2,750,000	2,744,033
Lycoming County Authority College Revenue (Pennsylvania College of Technology Project)
5.375% 7/1/30 (AMBAC)	5,000,000	4,448,050
Northampton County General Purpose Authority Revenue (Higher Education-Lehigh University) 5.00% 11/15/39	6,000,000	6,027,899
Pennsylvania Economic Development Financing Authority School Revenue
(Germantown Friends School Project) 5.35% 8/15/31	2,820,000	2,824,399
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Drexel University Project) Series A
5.20% 5/1/29	1,500,000	1,452,930
5.20% 5/1/32	1,000,000	975,120
(Edinboro University Student Housing)
5.875% 7/1/38	3,500,000	3,046,225
6.00% 7/1/42	1,400,000	1,226,050
(Lafayette College Project) 6.00% 5/1/30	2,500,000	2,546,550
(Philadelphia University Project) 5.00% 6/1/35	1,665,000	1,257,541
(Thomas Jefferson University Project)
Series B 4.125% 9/1/26 (AMBAC)	1,000,000	874,310
Un-Refunded Balance 5.00% 1/1/29	1,610,000	1,590,133
(University of Pennsylvania) Series B
5.00% 9/1/26	1,450,000	1,565,841
5.00% 9/1/27	1,550,000	1,659,043

5.00% 9/1/30	1,000,000	1,048,190
5.00% 9/1/31	250,000	260,370
5.00% 9/1/32	1,000,000	1,034,820
(Ursinus College) 5.125% 1/1/33 (RADIAN)	2,000,000	1,792,140
(Widener University) 5.00% 7/15/39	3,000,000	2,408,250
Philadelphia Industrial Development Authority Revenue (First Philadelphia Charter) Series A 5.75% 8/15/32	4,000,000	2,948,520
Philadelphia Redevelopment Authority Revenue (Beech Student Housing Complex Project) Series A
5.50% 7/1/35 (ACA)	1,500,000	885,420
5.625% 7/1/28 (ACA)	1,000,000	650,250
Swarthmore Borough Authority College Revenue (Swarthmore College Project) 5.00% 9/15/31	15,000,000	15,121,649
		80,425,039
Electric Revenue Bonds – 1.34%
^Philadelphia Gas Works Revenue (Capital Appreciation) Series 11-C 6.884% 1/1/12 (AMBAC)	2,500,000	2,256,025
Puerto Rico Electric Power Authority Revenue Series WW 5.00% 7/1/28	4,800,000	4,438,176
		6,694,201
Escrowed to Maturity Bonds – 7.12%
Delaware County Authority Health Facilities Revenue (Mercy Health Project) 6.00% 12/15/26	3,500,000	3,782,310
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(University of the Arts Project) 5.20% 3/15/25 (RADIAN)	4,490,000	4,615,136
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
(Presbyterian Medical Center Project) 6.65% 12/1/19	13,000,000	16,187,211
Pittsburgh Urban Development Water & Sewer Authority Revenue (Crossover Refunding Projects)
7.25% 9/1/14 (FGIC)	6,095,000	6,984,931
Southcentral General Authority Revenue (Wellspan Health Obligated Project) 5.625% 5/15/26	3,610,000	3,931,759
		35,501,347
Health Care Revenue Bonds – 20.05%
Allegheny County Hospital Development Authority Revenue
(Ohio Valley General Hospital Project) Series A 5.125% 4/1/35	1,750,000	1,351,753
(University of Pittsburgh Medical Center) Series A
5.00% 9/1/16	3,000,000	3,185,190
5.00% 9/1/17	4,500,000	4,775,445
5.50% 8/15/34	3,980,000	3,942,150
5.625% 8/15/39	5,000,000	5,001,450
Berks County Municipal Authority Revenue (Health Care Reading Hospital Pooled Financing Project) 5.00% 3/1/28	11,750,000	11,664,342
Butler County Hospital Authority Revenue (Butler Health System Project) 7.25% 7/1/39	8,000,000	8,330,160
Chester County Health & Educational Facilities Authority Revenue
(Jefferson Health System Project) Series B 5.375% 5/15/27	14,270,000	14,302,107
Cumberland County Municipal Authority Revenue (Diakon Lutheran Ministries Project) 5.00% 1/1/36	2,500,000	1,810,975
Geisinger Authority Health System Revenue Series A 5.25% 6/1/39	5,000,000	5,000,000
Lancaster County Hospital Authority Revenue
(Brethren Village Project) Series A 6.50% 7/1/40	3,000,000	2,544,540
(Health Center-Willow Valley Retirement Project) 5.875% 6/1/31	2,100,000	2,055,606
Montgomery County Higher Education & Health Authority Revenue
(Abington Memorial Hospital) Series A 5.125% 6/1/32	6,500,000	5,447,390
Montgomery County Industrial Development Authority Revenue
(Acts Retirement Communities) Series A 4.50% 11/15/36	3,000,000	2,176,110
(Acts Retirement-Life Community) Series A-1 6.25% 11/15/29	700,000	708,008
(Foulkeways at Gwynedd Project) Series A
5.00% 12/1/24	1,000,000	875,210
5.00% 12/1/30	1,500,000	1,235,295
Mount Lebanon Hospital Authority Revenue (St. Clair Memorial Hospital Project) Series A 5.625% 7/1/32	4,500,000	4,215,690
Pennsylvania Economic Development Financing Authority Revenue
(Dr. Gertrude A. Barber Center Project) 5.90% 12/1/30 (RADIAN)	2,250,000	1,945,665
Pennsylvania Higher Educational Facilities Authority Revenue
(UPMC Health Systems Project) Series A 6.00% 1/15/31	10,000,000	10,240,200
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
(Temple University Health System) Series B 5.50% 7/1/30	5,000,000	3,966,300
St. Mary Hospital Authority Health System Revenue (Catholic Health East) Series D 6.25% 11/15/34	5,000,000	5,153,050
		99,926,636
Housing Revenue Bonds – 1.91%
Allegheny County Residential Finance Authority Single Family Mortgage Revenue
Series II-2 5.90% 11/1/32 (GNMA) (AMT)	650,000	653,920
Series KK-2 5.40% 5/1/26 (GNMA) (AMT)	2,540,000	2,551,887
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series 66A 5.65% 4/1/29 (AMT)	415,000	410,817
Series 94-A 5.15% 10/1/37 (AMT)	4,500,000	4,201,559
Philadelphia Industrial Development Authority Revenue
(Germantown Senior Living Presbyterian Homes Project) Series A 5.625% 7/1/35	2,295,000	1,688,730
		9,506,913
Lease Revenue Bonds – 6.65%

Allegheny County Industrial Development Authority Lease Revenue (Residential Resource Project)
5.10% 9/1/26	1,370,000	1,136,593
5.125% 9/1/31	1,375,000	1,088,794
Pennsylvania Commonwealth Financing Authority Revenue Series B 5.00% 6/1/31 (ASSURED GTY)	10,000,000	10,062,600
Pennsylvania Industrial Development Authority Revenue Refunding
(Economic Development) 5.50% 7/1/23	5,000,000	5,361,700
Puerto Rico Public Buildings Authority Revenue Guaranteed (Government Facilities)
Refunding Series M-2 5.50% 7/1/35 (AMBAC)	2,100,000	2,098,530
Un-Refunded Balance Series I 5.25% 7/1/33	15,500,000	13,392,620
		33,140,837
Local General Obligation Bonds – 1.51%
Bucks County Industrial Development Authority Multifamily Housing County-Guaranteed Revenue
(New Hope Manor Project) Series A
5.40% 3/1/22 (AMT)	1,265,000	1,274,778
5.50% 3/1/41 (AMT)	5,340,000	5,229,623
Greater Johnstown School District Series C 5.125% 8/1/25 (NATL-RE)	1,000,000	1,009,490
		7,513,891
§Pre-Refunded Bonds – 9.72%
Allegheny County Redevelopment Authority Tax Increment Revenue
(Waterfront Project) Series B 6.40% 12/15/18-10	1,500,000	1,636,560
Lancaster Industrial Development Authority Revenue (Garden Spot Village Project) Series A 7.625% 5/1/31-10	1,650,000	1,773,635
Monroe County Hospital Authority Revenue (Pocono Medical Center Project) 6.00% 1/1/43-14	6,710,000	7,914,982
Pennsylvania Higher Education Assistance Agency Capital Acquisition 5.875% 12/15/30-10 (NATL-RE)	7,385,000	7,968,267
Pittsburgh Water & Sewer Authority Revenue (1st Lien) 5.125% 12/1/31-12 (AMBAC)	10,000,000	10,963,900
Southcentral General Authority Revenue (Welllspan Health Obligated Project) 5.625% 5/15/26-11	15,000,000	16,413,749
West Cornwall Township Municipal Authority Revenue (Elizabethtown College Project) 6.00% 12/15/27-11	1,615,000	1,811,368
		48,482,461
Special Tax Revenue Bonds – 0.18%
Allegheny County Redevelopment Authority Tax Increment Revenue (Waterfront Project) Series B 6.00% 12/15/10	300,000	308,511
•Washington County Redevelopment Authority Revenue (Victory Centre Project-Tanger) Series A 5.45% 7/1/35	1,000,000	591,690
		900,201
State General Obligation Bonds – 1.72%
Pennsylvania First Series 5.00% 3/15/28	5,000,000	5,347,200
Puerto Rico Commonwealth Public Improvement Refunding Series A 5.25% 7/1/15	3,250,000	3,247,335
		8,594,535
Transportation Revenue Bonds – 9.57%
Allegheny County Airport Revenue Refunding (Pittsburgh International Airport Project)
Series A 5.75% 1/1/14 (NATL-RE) (AMT)	6,910,000	7,145,562
Delaware River Port Authority (Pennsylvania & New Jersey Port District Project)
Series B 5.70% 1/1/21 (FSA)	8,560,000	8,613,671
Erie Western Port Authority General Revenue 6.25% 6/15/10 (AMT)	565,000	563,599
Lehigh Northampton Airport Authority Revenue (Lehigh Valley Airport Project) Series A
6.00% 5/15/25 (NATL-RE) (AMT)	1,525,000	1,529,743
6.00% 5/15/30 (NATL-RE) (AMT)	2,700,000	2,701,404
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Amtrak Project) Series A 6.375% 11/1/41 (AMT)	5,000,000	4,152,500
Pennsylvania Economic Development Financing Authority Revenue
(30th Street Station Garage Project) 5.875% 6/1/33 (ACA) (AMT)	4,500,000	3,855,240
Pennsylvania Turnpike Commission Revenue
Series R 5.00% 12/1/30 (AMBAC)	2,500,000	2,523,050
Sub-Series A 5.00% 6/1/39 (ASSURED GTY)	4,000,000	4,050,280
Philadelphia Industrial Development Authority Revenue (Sub-Air Cargo Project) Series A 7.50% 1/1/25 (AMT)	2,500,000	2,129,475
Philadelphia Airport Revenue Refunding Series A 5.375% 6/15/29 (ASSURED GTY)	4,030,000	4,124,947
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series AA 5.50% 7/1/18 (NATL-RE)	4,000,000	4,052,600
Un-Refunded Balance Series G
5.00% 7/1/33	1,030,000	868,465
5.00% 7/1/42	1,720,000	1,404,483
		47,715,019
Water & Sewer Revenue Bonds – 13.83%
Cambridge Area Joint Authority Guaranteed Sewer Revenue
5.625% 12/1/28	1,150,000	1,025,674
6.00% 12/1/37	1,000,000	854,450
Philadelphia Water & Waste Revenue Refunding 5.25% 12/15/14 (AMBAC)	61,900,000	67,042,652
		68,922,776
Total Municipal Bonds (cost $492,852,811)		492,169,451

Total Value of Securities – 98.73%
(cost $492,852,811)		492,169,451
Receivables and Other Assets Net of Liabilities (See Notes) – 1.27%		6,312,707
Net Assets Applicable to 65,315,860 Shares Outstanding – 100.00%		$498,482,158

^Zero coupon security. The rate shown is the yield at the time of purchase.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
•Variable rate security. The rate shown is the rate as of May 31, 2009.

Summary of Abbreviations:
ACA – Insured by American Capital Access
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association collateral
NATL-RE – Insured by the National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® State Tax-Free Income Trust - Delaware Tax-Free Pennsylvania Fund (Fund).

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$492,852,811
Aggregate unrealized appreciation	17,597,924
Aggregate unrealized depreciation	(18,281,284)
Net unrealized depreciation	$(683,360)

For federal income tax purposes, at February 29, 2009, capital loss carryforwards of $2,951,521 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,161,652 expires in 2010, $316,507 expires in 2014, $338,753 expires in 2016 and $1,134,609 expires in 2017.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the FAS 157 fair value hierarchy levels as of May 31, 2009:

Securities
Level 1	$-
Level 2	492,169,451
Level 3	-
Total	$492,169,451

There were no Level 1 and Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in Pennsylvania. The value of these investments may be adversely affected by new legislation within Pennsylvania, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2009, 34.70% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: